CASH AND CASH EQUIVALENTS	9 Months Ended
Sep. 30, 2021
Cash and cash equivalents [abstract]
CASH AND CASH EQUIVALENTS

5. CASH AND CASH EQUIVALENTS

	September 30, 2021	December 31, 2020
Cash held in banks	$27,682,566	$1,839,871
Guaranteed investment certificate	282,951	142,545
	$27,965,517	$1,982,416

On March 27, 2020, the Company purchased a $142,000 guaranteed investment certificate (“GIC”) to secure its credit cards. The terms of the GIC are for 1 year at a rate of 0.50% per annum. On March 27, 2021 the company renewed the GIC for $142,710 for 1 year at a rate of 0.10% per annum.

On May 28, 2021, the Company purchased an additional $140,000 GIC to further secure its credit cards. The terms of the GIC are for 1 year at a rate of 0.35% per annum

During the nine months ended September 30, 2021 the company accrued interest of $406 on these GIC’s.

Draganfly Inc.

Notes to the Condensed Consolidated Interim Financial Statements - Unaudited

For The Three and Nine Months Ended September 30, 2021

Expressed in Canadian Dollars